Related-Party Transactions - Summary of Balances of Significant Transactions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Assets	$ 222,068	$ 251,366
Liabilities	148,893	169,864
Pension plans [member]
Disclosure of transactions between related parties [line items]
Assets	59	68
Liabilities	96	94
Gas Distribution [member]
Disclosure of transactions between related parties [line items]
Assets	307	294
Liabilities	114	141
Income (Expense)	2,306	2,203	$ 1,740
Petrochemical Companies [member]
Disclosure of transactions between related parties [line items]
Assets	90	59
Liabilities	7	16
Income (Expense)	3,762	3,847	3,578
Government Entities Sub Total [member]
Disclosure of transactions between related parties [line items]
Assets	14,574	13,084
Liabilities	10,921	15,143
Income (Expense)	2,257	(442)	(1,776)
Transactions with joint ventures, associates, government entities and pension plans [member]
Disclosure of transactions between related parties [line items]
Assets	15,315	13,682
Liabilities	11,882	16,085
Income (Expense)	7,429	4,975	4,004
Current [Member]
Disclosure of transactions between related parties [line items]
Assets	4,345	2,521
Liabilities	2,528	2,013
Non-Current [Member]
Disclosure of transactions between related parties [line items]
Assets	10,970	11,161
Liabilities	9,354	14,072
Revenue [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	8,733	7,517	6,652
Purchases and services [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(2,239)	(1,588)	(94)
Foreign Exchange and Inflation Indexation Charges Net [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(316)	239	(284)
Net Finance Income Expense [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	1,251	(1,193)	(2,270)
Other Associates and Joint Ventures [member]
Disclosure of transactions between related parties [line items]
Assets	285	177
Liabilities	744	691
Income (Expense)	(896)	(633)	462
Joint Venture and Associates Sub Total [member]
Disclosure of transactions between related parties [line items]
Assets	682	530
Liabilities	865	848
Income (Expense)	5,172	5,417	5,780
Government Bonds [member]
Disclosure of transactions between related parties [line items]
Assets	1,958	1,702
Income (Expense)	109	153	130
Banks Controlled by the Brazilian Government [member] | Banks Controlled by the Brazilian Government [member]
Disclosure of transactions between related parties [line items]
Assets	7,445	5,839
Liabilities	10,332	14,926
Income (Expense)	(902)	(1,466)	(3,073)
Receivable from the Electricity Sector [member]
Disclosure of transactions between related parties [line items]
Assets	4,400	5,247
Income (Expense)	1,713	643	962
Petroleum and Alcohol Account Receivable from the Brazilian Government [member]
Disclosure of transactions between related parties [line items]
Assets	307	251
Income (Expense)	92	1	5
Diesel Price Subsidy Program [member]
Disclosure of transactions between related parties [line items]
Assets	400
Income (Expense)	1,559
Federal government dividends [member]
Disclosure of transactions between related parties [line items]
Liabilities	324
Income (Expense)	3
Empresa Brasileira de Administrao de Petrleo e Gs Natural Pr Sal Petrleo S.A. [member]
Disclosure of transactions between related parties [line items]
Liabilities	144
Income (Expense)	(461)
Other Government Entities [member]
Disclosure of transactions between related parties [line items]
Assets	64	45
Liabilities	121	217
Income (Expense)	$ 144	$ 227	$ 200